Segment Information - Operations Segments (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenue	$ 222,608	$ 215,023	$ 227,209
Cost of sales	(183,283)	(143,722)	(137,124)
Gross profit	39,325	71,301	90,085
Administrative expenses	(14,569)	(13,522)	(17,752)
Other operating income	1,465	5,121	2,562
Other operating expenses	(4,759)	(5,002)	(6,683)
Allowance for expected credit losses on financial	(391)	(541)	(341)
Operating profit	21,071	57,357	67,871
Finance income	4,627	8,647	4,579
Finance costs	(65,236)	(48,928)	(41,185)
Foreign exchange differences, net	2,637	574	(1,596)
Other income	0	0	1,084
Loss on debt extinguishment	0	(4,157)	0
Loss from mark to market and disposal of financial asset	(24,149)	0	0
(Loss)/profit before tax	(61,050)	13,493	30,753
Profit (loss) before tax	(61,050)	13,493	30,753
Income tax (expense)/income	(5,329)	(1,824)	(599)
(Loss)/profit for the year	(66,379)	11,669	30,154
Port Terminal Business [member]
Disclosure of operating segments [line items]
Revenue	104,545	102,683	102,103
Cost of sales	(40,153)	(42,009)	(34,458)
Gross profit	64,392	60,674	67,645
Administrative expenses	(3,429)	(3,144)	(5,734)
Other operating income	760	4,329	1,081
Other operating expenses	(3)	(3)	0
Allowance for expected credit losses on financial	(73)	(103)	(198)
Operating profit	61,647	61,753	62,794
Finance income	1,780	3,298	1,934
Finance costs	(23,647)	(19,976)	(17,835)
Foreign exchange differences, net	(62)	(343)	(387)
Other income			458
Loss on debt extinguishment		(1,586)
Loss from mark to market and disposal of financial asset	(9,276)
(Loss)/profit before tax	30,442	43,146	46,964
Profit (loss) before tax	30,442	43,146	46,964
Income tax (expense)/income	0	0	0
(Loss)/profit for the year	30,442	43,146	46,964
Cabotage Business [member]
Disclosure of operating segments [line items]
Revenue	34,909	45,254	46,551
Cost of sales	(55,293)	(32,214)	(35,150)
Gross profit	(20,384)	13,040	11,401
Administrative expenses	(2,260)	(2,069)	(2,463)
Other operating income	0	(3)	0
Other operating expenses	(1,402)	(1,969)	(2,527)
Allowance for expected credit losses on financial	0	(164)	0
Operating profit	(24,046)	8,835	6,411
Finance income	957	1,807	441
Finance costs	(12,995)	(8,049)	(5,158)
Foreign exchange differences, net	(336)	344	(911)
Other income			104
Loss on debt extinguishment		(869)
Loss from mark to market and disposal of financial asset	(4,987)
(Loss)/profit before tax	(41,407)	2,068	887
Profit (loss) before tax	(41,407)	2,068	887
Income tax (expense)/income	(1,933)	(2,050)	(1,263)
(Loss)/profit for the year	(43,340)	18	(376)
Barge Business [member]
Disclosure of operating segments [line items]
Revenue	83,154	67,086	78,555
Cost of sales	(87,837)	(69,499)	(67,516)
Gross profit	(4,683)	(2,413)	11,039
Administrative expenses	(8,880)	(8,309)	(9,555)
Other operating income	705	795	1,481
Other operating expenses	(3,354)	(3,030)	(4,156)
Allowance for expected credit losses on financial	(318)	(274)	(143)
Operating profit	(16,530)	(13,231)	(1,334)
Finance income	1,890	3,542	2,204
Finance costs	(28,594)	(20,903)	(18,192)
Foreign exchange differences, net	3,035	573	(298)
Other income			522
Loss on debt extinguishment		(1,702)
Loss from mark to market and disposal of financial asset	(9,886)
(Loss)/profit before tax	(50,085)	(31,721)	(17,098)
Profit (loss) before tax	(50,085)	(31,721)	(17,098)
Income tax (expense)/income	(3,396)	226	664
(Loss)/profit for the year	$ (53,481)	$ (31,495)	$ (16,434)